Basic and Diluted Earnings Per Share	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Basic and Diluted Earnings Per Share [Abstract]
Basic and diluted earnings per share

Note 23 — Basic and diluted earnings per share

Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted net income per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of non-participating shares of common stock that are subject to the convertible note, and other securities outstanding. Certain securities may be anti-dilutive and would be excluded from the calculation of diluted earnings per share and disclosed separately. Because of the nature of the calculation, particular securities may be dilutive in some periods and anti-dilutive in other periods.

The following table presents the computation of basic and diluted earnings per share attributable to common stockholders, for the periods presented:

	For the Three Months Ended September 30,
	2024	2023
Net loss – basic and diluted EPS	$(2,266,789)	$(546,831)

Basic and diluted weighted average shares outstanding*	3,477,696	3,303,333

Basic and diluted loss per share	$(0.65)	$(0.17)

The following table outlines dilutive common share equivalents outstanding, which are excluded in the above diluted net loss per share calculation, as the effect of their inclusion would be anti-dilutive or the share equivalents were contingently issuable as of each period presented:

	For the Three Months Ended September 30,
	2024	2023
	(Unaudited)	(Unaudited)
Earnout Shares*	2,100,000	—
Warrants**	12,156,423	—
Common stock underlying from the convertible notes**	—	224,504
Total	14,256,423	224,504

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*        As described in Note 4 — Reverse recapitalization, the Earnout Shares that are contingently issuable in connection with the Business Combination are subject to vesting based on the Company’s financial performance during the earnout period. The Earnout Shares are excluded from the calculation of basic and diluted weighted-average number of common shares outstanding until vested.

**      The Company’s outstanding warrants and common stock that is potentially convertible from the convertible notes were excluded from the computation of diluted EPS because it has anti-dilutive effect as the company had a net loss during the periods presented.

Note 21 — Basic and diluted earnings per share

Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted net income per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of non-participating shares of common stock that are subject to the convertible note, and other securities outstanding. Certain securities may be anti-dilutive and would be excluded from the calculation of diluted earnings per share and disclosed separately. Because of the nature of the calculation, particular securities may be dilutive in some periods and anti-dilutive in other periods.

The following table presents the computation of basic and diluted earnings per share attributable to common stockholders, for the periods presented:

	For the Years Ended June 30,
	2024	2023
Net (loss) income – basic EPS	$(3,430,642)	$58,191
Interest expenses incurred on the convertible note	264,445	3,500
Net (loss) income – diluted EPS	$(3,166,197)	$61,691

Basic weighted average shares outstanding	1,000,000	1,000,000
Dilutive effect of convertible note*	—	1,648
Diluted weighted average number of shares outstanding	1,000,000	1,001,648

Basic (loss) earnings per share	$(3.43)	$0.06
Diluted (loss) earnings per share	$(3.43)	$0.06

*        There are 208,932 shares of Common Stock that is potentially convertible from the convertible notes that was excluded from the computation of diluted EPS for the period presented because it has anti-dilutive effect as the company had a net loss during the year ended June 30, 2024.

Other than the Company’s outstanding convertible notes having a dilutive effect on its EPS, the Company did not have any other dilutive securities and other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company.